Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments And Contingencies
NOTE 15 - COMMITMENTS AND CONTINGENCIES

Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. Management believes, the ultimate disposition of these matters will be immaterial individually and in the aggregate to Navios Partners' financial position, results of operations or liquidity.

In January 2011, Korea Line Corporation (“KLC”) which is the charterer of the Navios Melodia filed for receivership. The charter contract was affirmed and will be performed by KLC on its original terms, following an interim suspension period until April 2016 during which Navios Partners trades the vessel directly.

In December 2014, Navios Partners agreed to acquire from an unrelated third party the MSC Cristina, a 2011 South Korean-built Container vessel for a purchase price of $147,750 (Refer to Note 21 “Subsequent Events”).

The future minimum commitments for the 12-month periods ended December 31, of Navios Partners under its charter-in contracts, net of commissions and for vessel deliveries are as follows:

Amount
2015	$153,546
2016	3,834
2017	3,823
2018	786
$161,989